Deposits from the Central Bank and Deposits from credit institutions - Classification (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deposits
Other financial liabilities at fair value through profit or loss	$ 120,653	$ 136,860
Financial liabilities at amortized cost	820,431	806,091
Total financial liabilities	1,191,900	1,224,066
Deposits from the Central Bank and credit institutions
Deposits
Other financial liabilities at fair value through profit or loss	28,359	40,634
Financial liabilities at amortized cost	76,515	99,322
Total financial liabilities	$ 104,874	$ 139,956